Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies.
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

The initial stockholders and their permitted transferees can demand that the Company registers the founder shares, the Private Placement Units and the underlying private shares and private warrants, and the units issuable upon conversion of Working Capital Loans and the underlying common stock and warrants, pursuant to an agreement to be signed prior to or on the date of the IPO. The holders of such securities are entitled to demand that the Company registers these securities at any time after the Company consummates an initial Business Combination. Notwithstanding anything to the contrary, any holder that is affiliated with an underwriter participating in the IPO may only make a demand on one occasion and only during the five-year period beginning on the commencement date of sales in the IPO. In addition, the holders have certain “piggy-back” registration rights on registration statements filed after the Company’s consummation of a Business Combination; provided that any holder that is affiliated with an underwriter participating in the IPO may participate in a “piggy-back” registration only during the seven-year period beginning on the commencement date of sales in the IPO.

Business Combination Marketing Agreement

On October 18, 2021, the Company has engaged Roth Capital Partners, LLC, the representative, as an advisor in connection with the Business Combination to assist it in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing its securities in connection with the initial Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay the representative a cash fee for such services upon the consummation of the initial Business Combination in an amount equal to 3.5% of the gross proceeds of the IPO, or $4,025,000 (exclusive of any applicable finders’ fees which might become payable).

Additionally, the Company engaged Craig-Hallum Capital Group LLC (“Craig-Hallum”) in February 2022 to act as its placement agent and its merger and acquisition advisor in connection with any offering in respect to a Business Combination with a Target. Craig-Hallum will assist with identifying selecting a potential target company, assisting with the formation of a letter of intent (“LOI”), evaluating proposals for potential Business Combination, assisting in structuring the formation of a potential Business Combination, identifying and selecting investors and other activities related to a potential Business Combination. In the event an offering of securities in connection with a Business Combination with a Target or any other evidence of commitment with a Business Combination with a Target, the Company will pay Craig-Hallum a cash fee of 6.0% of the gross proceeds raised and only if Craig-Hallum is the source of introduction to the specific transaction.

Additionally, if the Company completes a Business Combination with a target during the term of the contract with Craig Hallum, Craig-Hallum will be owed an M&A Advisory Fee in stock equal to the greater of (i) 2.0% of the aggregate transaction value of the target; and (ii) 250,000 shares of newly issued common stock registered within 90 days of closing of the Business Combination. Roth Capital will be due 50% of the M&A Advisory Fee in stock, resulting in Craig-Hallum and Roth each receiving 125,000 shares of common stock pursuant to the M&A Advisory Fee.

Legal fees

In October 2022 the Company has engaged ArentFox Schiff LLP (“AFS”) to assist with various routine and Business Combination related matters. AFS has agreed to perform the foregoing services at a discounted rate, and, subject to final consummation of the Business Combination, the Company will pay an additional amount to AFS equal to the cumulative amount earned by AFS up until the date of the consummation of the Business Combination. To the extent the Business Combination is not completed, the Company will not be required to pay AFS any additional amounts in excess of the discounted rate. For the three and nine months ended September 30, 2023 the Company has incurred $95,862 and $241,380, respectively, in legal fees. For the three and nine months ended September 30, 2022 the Company has incurred $10,500 and $31,500, respectively, in legal fees. At September 30, 2023 and December 31, 2022, $132,101 and $223,748 was unpaid.

Earnout Shares

Pursuant to the Business Combination Agreement, SportsMap will reserve for issuance 2,400,000 shares of SportsMap common stock (the “Earnout Shares”). The Earnout Shares will be issued pro rata to the holders of ICI common stock if either (a) during the period beginning six months after the closing of the Business Combination and ending on December 31, 2024, the common stock of the post-closing public company (“PubCo”) achieves a market price of $12.50 per share for a specified number of days, or the combined company consummates a transaction in which its stockholders have the right to receive consideration implying a value of at least $12.50 per share, or (b) PubCo achieves revenue of $68.5 million during the fiscal year ending December 31, 2024, subject to certain limitations set forth in the Business Combination Agreement.

Excise Tax

In connection with the Meeting on April 14, 2023, stockholders holding 9,865,056 of the Company’s Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account for an aggregate amount of $102,897,540. As such the Company has recorded a 1% excise tax liability of $1,028,975 on the condensed balance sheet as of September 30, 2023. The liability does not impact the condensed statements of operations and is offset against additional paid-in capital or accumulated deficit if additional paid-in capital is not available.

Note 6 — Commitments and Contingencies

Registration Rights

The initial stockholders and their permitted transferees can demand that the Company registers the founder shares, the Private Placement Units and the underlying private shares and private warrants, and the units issuable upon conversion of Working Capital Loans and the underlying common stock and warrants, pursuant to an agreement to be signed prior to or on the date of the IPO. The holders of such securities are entitled to demand that the Company registers these securities at any time after the Company consummates an initial Business Combination. Notwithstanding anything to the contrary, any holder that is affiliated with an underwriter participating in the IPO may only make a demand on one occasion and only during the five-year period beginning on the commencement date of sales in the IPO. In addition, the holders have certain “piggy-back” registration rights on registration statements filed after the Company’s consummation of a Business Combination; provided that any holder that is affiliated with an underwriter participating in the IPO may participate in a “piggy-back” registration only during the seven-year period beginning on the commencement date of sales in the IPO.

Underwriting Agreement

Upon closing the IPO on October 21, 2021, the Company paid a cash underwriting discount of 2.0% per Unit, or $2,300,000.

Business Combination Marketing Agreement

On October 18, 2021, the Company has engaged Roth Capital Partners, LLC, the representative, as an advisor in connection with the Business Combination to assist it in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing its securities in connection with the initial Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay the representative a cash fee for such services upon the consummation of the initial Business Combination in an amount equal to 3.5% of the gross proceeds of the IPO, or $4,025,000 (exclusive of any applicable finders’ fees which might become payable).

Additionally, the Company engaged Craig-Hallum Capital Group LLC (“Craig-Hallum”) in February 2022 to act as its placement agent and its merger and acquisition advisor in connection with any offering in respect to a Business Combination with a Target. Craig-Hallum will assist with identifying selecting a potential target company, assisting with the formation of a letter of intent (“LOI”), evaluating proposals for potential business combination, assisting in structuring the formation of a potential business combination, identifying and selecting investors and other activities related to a potential business combination. In the event an offering of securities in connection with a Business Combination with a Target or any other evidence of commitment with a Business Combination with a Target, the Company will pay Craig-Hallum a cash fee of 6.0% of the gross proceeds raised and only if Craig-Hallum is the source of introduction to the specific transaction.

Additionally, if the Company completes a Business Combination with a target during the term of the contract with Craig Hallum, Craig-Hallum will be owed an M&A Advisory Fee in stock equal to the greater of (i) 2.0% of the aggregate transaction value of the target; and (ii) 250,000 shares of newley issued common stock registered within 90 days of closing of the Business Combination. Roth Capital will be due 50% of the M&A Advisory Fee in stock, resulting in Craig-Hallum and Roth each receiving 125,000 shares of common stock pursuant to the M&A Advisory Fee.

Legal fees

In October 2022 the Company has engaged ArentFox Schiff LLP (“AFS”) to assist with various routine and business combination related matters. AFS has agreed to perform the foregoing services at a discounted rate, and, subject to final consummation of the Business Combination, the Company will pay an additional amount to AFS equal to the cumulative amount earned by AFS up until the date of the consummation of the Business Combination. To the extent the Business Combination is not completed, the Company will not be required to pay AFS any additional amounts in excess of the discounted rate. For the year ended December 31, 2022 and 2021 the Company has incurred $297,453 and $3,500, respectively, in legal fees. At December 31, 2022 and 2021, $223,748 and $3,500 was unpaid.

Earnout Shares

Pursuant to the Business Combination Agreement, SportsMap will reserve for issuance 2,400,000 shares of SportsMap common stock (the “Earnout Shares”). The Earnout Shares will be issued pro rata to the holders of ICI common stock if either (a) during the period beginning six months after the closing of the Business Combination and ending on December 31, 2024, the common stock of the post-closing public company (“PubCo”) achieves a market price of $12.50 per share for a specified number of days, or the combined company consummates a transaction in which its stockholders have the right to receive consideration implying a value of at least $12.50 per share, or (b) PubCo achieves revenue of $68.5 million during the fiscal year ending December 31, 2024, subject to certain limitations set forth in the Business Combination Agreement.